Note 10 - Discontinued Operations	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
10. DISCONTINUED OPERATIONS

On May 30, 2013 the Company consummated the sale of Bowl America Winter Park in Orlando, Florida for $2,850,000 resulting in a gain on the sale of the land, building and equipment of $2,768,066.
The location had been operating with negative cash flow.

	June 28, 2015	June 29, 2014
Gain on sale of Bowl America Winter Park	$-	$-
Loss on Bowl America Winter Park operations	-	(4,268)
Discontinued operations income (loss) before taxes	-	(4,268)
Net income tax (benefit) and taxes	-	(1,494)
(Loss) gain from discontinued operations, net of tax	$-	$(2,774)